13. Income Taxes: Schedule of Effective Income Tax Reconciliation (Tables)	12 Months Ended
Jun. 30, 2020
Tables/Schedules
Schedule of Effective Income Tax Reconciliation

	Year Ended	Year Ended	Year Ended
	30 June 2020	30 June 2019	30 June 2018
	$	$	$
Loss before income taxes	(355,119)	(516,860)	(712,711)
Federal and provincial statutory tax rate	27.00%	27.00%	27.00%
Income tax recovery based on the above rates	(96,000)	(139,552)	(192,432)
Non-deductible expenses and other	13,000	44,440	164,973
Change in tax rates	123,706	-	(102,075)
Adjustment to prior years provision versus statutory tax returns	(50,000)	(93,327)	-
Losses and temporary differences for which no tax benefit has been recorded	9,294	188,439	129,534
Total income taxes	-	-	-